SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF STOCK OPTIONS USING THE BLACK-SCHOLES OPTION PRICING MODEL AND USED THE ASSUMPTIONS

The Company values stock options using the Black-Scholes option pricing model and used the following assumptions during the reporting periods:

	Year ended December 31,
	2025	2024
Risk-free interest rate	3.47%	4.24%
Contractual term (years)	1-3	1-4
Expected volatility	140.90%	187.90%
Expected dividends	0.00%	0.00%

SCHEDULE OF OPTION ACTIVITY

A summary of the option activity during the year ended December 31, 2025 was as follows:

	No of Options	Weighted Average Share Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding as of January 1, 2025	294,495	$11.33	2	$3,337,098
Granted	-	-	3	-
Exercised	-	-	-	-
Expired	(160,000)	2.94	-	(470,400)

Outstanding as of December 31, 2025	134,495	$21.31	2	$2,866,698

A summary of the option activity during the year ended December 31, 2024 was as follows:

	No of Options	Weighted Average Share Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding as of January 1, 2024	152,495	$25.39	2	$3,871,098
Granted	160,000	2.94	3	470,400
Exercised	-	-	-	-
Expired	(18,000)	55.80	-	(1,004,400)

Outstanding as of December 31, 2024	294,495	$11.33	2	$3,337,098

SCHEDULE OF INFORMATION RELATED TO OPTIONS OUTSTANDING
	Options Outstanding			Options Exercisable
Year	Exercise Price	Outstanding Number of Options	Underlying Common Stock	Weighted Average Remaining Life in Years	Exercisable Number of Options

2019 Share Option	$35.57	25,748	GNS	1	$25,748
2020 Share Option	58.12	7,464	GNS	1	7,464
2021 Share Options	60.00	13,421	GNS	3	13,421
2022 Employee Grants (Options)	77.10	519	GNS	3	519
2023 Employee Grants (Options)	7.70	87,343	GNS	3	87,343
2024 Employee Grants (Options)	2.94	160,000	GNS	3	-
	$11.33	294,495		2	$134,495